Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

(a)	This caption is made up as follows:

	2022	2021
	US$(000)	US$(000)

Cash on hand	134	155
Balances with banks (b)	43,633	215,699
Short-term deposits (c)	210,151	161,145
	253,918	376,999
(b)	Bank accounts earn interest at floating rates based on market rates.
(c)

As of December 31, 2022 and 2021, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.

Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash and cash equivalents

3.      Cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2022	2021
	US$(000)	US$(000)

Cash in banks	18,839	26,109
Cash equivalents (a)	534,925	911,571

	553,764	937,680

(a)

Cash equivalents as of December 31, 2022 and 2021, includes a portfolio of investments in highly marketable liquid investments (mainly investments classified as “AAA” by Standard & Poor's and Moody's) which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are presented in the “financial income” caption (see Note 18).